Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits
Schedule of analysis of net period cost

	2025		2024		2023
Analysis of net period cost:
Current service cost	US$	(940)	US$	222	US$	2,187
Interest cost on benefit obligation		1,213		983		1,109
Net period cost	US$	273	US$	1,205	US$	3,296

Schedule of changes in defined benefit obligation

	2025		2024
Defined benefit obligation as of January 1,	US$	12,790	US$	14,644
Net period cost charged to profit or loss:
Current service cost		(940)		222
Interest cost on benefit obligation		1,213		983
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		1,272		130
Payments made		(494)		(879)
Conversion effect foreign currency		1,541		(2,310)
Defined benefit obligation as of December 31,	US$	15,382	US$	12,790

Schedule of significant assumptions used in the computation of the seniority premium obligations

	2025	2024
Financial:
Discount rate	9.70%	10.69%
Expected rate of salary increases	5.60%	5.60%
Annual increase in minimum salary	3.75%(1) (2)	3.75%(1) (2)

Biometric:
Mortality (3)	EMSSA 09, CEPAL 2010 EL SALVADOR - COSTA RICA	EMSSA 09, CEPAL 2010 EL SALVADOR - COSTA RICA
Disability (4)	IMSS-97	IMSS-97

(1)	3.75% applies to the General Zone and Border Zone in Mexico
(2)	Border Zone, is made up of the states that border with the United States and the General Zone is made up by the rest states of the country.
(3)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(4)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Schedule of accruals for short-term employee benefits

	2025		2024
Employee profit-sharing (Note 16)	US$	882	US$	18,755

Schedule of sensitivity analysis of benefit obligations

		Present value of the defined benefit obligation (In thousands of U.S. dollars)
Assumptions		Increase		Decrease
Discount rate:	50 basis points	US$	(819)	US$	900
Statutory minimum wage increase rate:	50 basis points	US$	313	US$	(335)
Salary increase rate:	50 basis points	US$	609	US$	(566)